Consolidated Statements of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenues from related party			¥ 14,928,349	¥ 547,340,661
Interest income from related party			3,414,795	5,086,733
Loan facilitation income and other related income [member]
Revenues from related party			14,047,015	523,590,303
After-market services income [member]
Revenues from related party			¥ 881,334	¥ 23,750,358